Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Loss Per Common Share
Net income/(loss) available to common stockholders	$ 6,019	$ (7,304)
Weighted average number of common shares, basic	10,613,424	8,752,328
Income/(loss) per common share, basic	$ 0.57	$ (0.83)
Net income / (loss)	$ 6,686
Weighted average number of common shares, diluted	12,641,229	8,752,328
Net Income/(loss) per common share, diluted	$ 0.53	$ (0.83)